Note 2 - Investment Securities - Summary of Held-to-maturity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized cost	$ 406,590	$ 0
Gross unrealized gains	0
Gross unrealized losses	31,298
Fair value	375,292	$ 0
US Government Agencies Debt Securities [Member]
Amortized cost	4,002
Gross unrealized gains	0
Gross unrealized losses	367
Fair value	3,635
Collateralized Mortgage-Backed Securities [Member]
Amortized cost	309,748
Gross unrealized gains	0
Gross unrealized losses	24,654
Fair value	285,094
State, County and Municipal [Member]
Amortized cost	92,840
Gross unrealized gains	0
Gross unrealized losses	6,277
Fair value	$ 86,563